Themes Natural Monopoly ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Consumer Discretionary Products - 1.5%
Ferrari NV	10	$3,369
Stellantis NV	200	4,670
		8,039

Consumer Discretionary Services - 1.0%
Flutter Entertainment PLC(a)	14	2,473
Lottery Corp. Ltd.	858	2,830
		5,303

Consumer Staple Products - 6.0%
British American Tobacco PLC	206	6,027
Coca-Cola Co.	110	6,482
General Mills, Inc.	86	5,602
Haleon PLC	240	984
PepsiCo, Inc.	36	6,114
Procter & Gamble Co.	44	6,448
		31,657

Financial Services - 10.2%
Blackstone, Inc.	158	20,686
Raymond James Financial, Inc.	140	15,610
Synchrony Financial	434	16,575
		52,871

Health Care - 12.0%
Amgen, Inc.	48	13,824
Coloplast AS - Class B	84	9,603
Fortrea Holdings, Inc.(a)	6	209
IQVIA Holdings, Inc.(a)	8	1,851
Laboratory Corp. of America Holdings	6	1,364
LIFCO AB SER'B'NPV - Class B(a)	210	5,147
Novo Nordisk AS	130	13,440
Quest Diagnostics, Inc.	12	1,655
Siemens Healthineers AG(b)	28	1,626
Sonic Healthcare Ltd.	70	1,530
Vertex Pharmaceuticals, Inc.(a)	30	12,207
		62,456

Industrial Products - 17.2%
AMETEK, Inc.	28	4,617
Assa Abloy AB - Class B	190	5,469
Atlas Copco AB - Class A	318	5,472
Emerson Electric Co.	156	15,184
General Dynamics Corp.	64	16,620
Hexagon AB - Class B	1,132	13,574
NIBE INDUSTRIER AB SER'B'NPV - Class B(a)	372	2,611
Northrop Grumman Corp.	30	14,044
Schneider Electric SE	24	4,816
Snap-on, Inc.	12	3,466
Techtronic Industries Co. Ltd.	327	3,897
		89,770

Industrial Services - 3.7%
CSX Corp.	70	2,427
Deutsche Post AG	48	2,377
FedEx Corp.	10	2,529
Kuehne + Nagel International AG	8	2,757
Quanta Services, Inc.	6	1,295
Republic Services, Inc.	8	1,319
Vinci SA	10	1,255
Waste Connections, Inc.	16	2,389
Waste Management, Inc.	8	1,433
WSP Global, Inc.	10	1,402
		19,183

Insurance - 2.9%
Arthur J Gallagher & Co.	66	14,842

Materials - 3.9%
Agnico Eagle Mines Ltd.	34	1,864
Ecolab, Inc.	12	2,380
Holcim AG	26	2,041
James Hardie Industries PLC(a)	64	2,464
Linde PLC	6	2,464
Martin Marietta Materials, Inc.	4	1,996
Nippon Paint Holdings Co. Ltd.	200	1,617
Sherwin-Williams Co.	8	2,495
Sika AG	8	2,603
		19,924

Media - 5.4%
Booking Holdings, Inc.(a)	1	3,547
Charter Communications, Inc. - Class A(a)	8	3,109
Comcast Corp. - Class A	70	3,070
Meta Platforms, Inc. - Class A(a)	52	18,406
		28,132

Oil & Gas - 3.5%
Aker BP ASA	162	4,712
Delek Group Ltd.	34	4,395
Inpex Corp.	400	5,402
Woodside Energy Group Ltd.	166	3,514
		18,023

Retail & Wholesale - Discretionary - 2.1%
Bunzl PLC	26	1,057
Genuine Parts Co.	6	831
ZOZO, Inc.	400	9,007
		10,895

Retail & Wholesale - Staples - 4.0%
Coles Group Ltd.	490	5,379
Dollar General Corp.	36	4,894
Koninklijke Ahold Delhaize NV	182	5,227
Walgreens Boots Alliance, Inc.	220	5,744
		21,244

Software & Tech Services - 16.5%
Accenture PLC - Class A	50	17,546
Adobe, Inc.(a)	30	17,899
ANSYS, Inc.(a)	46	16,693
Equifax, Inc.	12	2,967
Fiserv, Inc.(a)	22	2,922
FleetCor Technologies, Inc.(a)	10	2,826
RELX PLC	82	3,251
The Sage Group PLC	1,286	19,219
Visa, Inc. - Class A	12	3,124
		86,447

Tech Hardware & Semiconductors - 2.6%
Texas Instruments, Inc.	78	13,296

Telecommunications - 1.7%
Deutsche Telekom AG	76	1,825
Rogers Communications, Inc. - Class B	36	1,685
TELUS Corp.	88	1,566
T-Mobile US, Inc.	12	1,924
Verizon Communications, Inc.	46	1,734
		8,734

Utilities - 2.5%
Eversource Energy	38	2,345
Fortis, Inc.	64	2,633
Iberdrola SA	210	2,752
National Grid PLC	210	2,832
NextEra Energy, Inc.	38	2,308
		12,870
TOTAL COMMON STOCKS (Cost $483,323)		503,686

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares	Value
Equinix, Inc.	18	14,497
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,451)		14,497

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(c)	2,187	2,187
TOTAL SHORT-TERM INVESTMENTS (Cost $2,187)		2,187

TOTAL INVESTMENTS - 99.9% (Cost $499,961)		$520,370
Other Assets in Excess of Liabilities - 0.1%		344
TOTAL NET ASSETS - 100.0%		$520,714

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $1,626 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Themes ETF Trust

The following is a summary of significant accounting policies consistently followed by Themes Global Systemically Important Banks ETF (“GSIB”), Themes Generative Artificial Intelligence ETF (“WISE”), Themes Natural Monopoly ETF (“CZAR”), Themes Cloud Computing ETF (“CLOD”), Themes US Cash Flow Champions ETF (“USCF”), Themes US R&D Champions ETF (“USRD”), Themes Airlines ETF (“AIRL”), Themes European Luxury ETF (“FINE”), Themes Cybersecurity ETF (“SPAM”), Themes Gold Miners ETF (“AUMI”), and Themes US Small Cap Cash Flow Champions ETF (“SMCF”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by Themes Management Company, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, none of the Funds held any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Themes Natural Monopoly ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$503,686	$–	$–	$503,686
Real Estate Investment Trusts	14,497	–	–	14,497
Money Market Funds	2,187	–	–	2,187
Total Investments	$520,370	$–	$–	$520,370

Refer to the Schedule of Investments for industry classifications.